ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2023	[1]
Common shares, shares outstanding		22,600,363			22,600,363		22,595,363		18,000,000
increase in additional paid-in capital							$ 13,869
Warrants issued							2,240,000
PIPE shares issued, value							$ 8,000,000
Increase to additional paid-in capital							558,326
Assets derecognized							7,085
Liabilities derecognized							(16,011)
Net liabilities derecognized							(8,926)
Derecognized cumulative translation adjustments							6,091
Loss on deconsolidation							5,310
Accrued and other liabilities		$ 786,931			$ 786,931		701,844		$ 219,815
Revision of Prior Period, Reclassification, Adjustment [Member]
Accrued and other liabilities							109,022
Alpha Vest Acquisition Corp [Member]
increase in additional paid-in capital							$ 5,132,227
Warrant [Member]
Exercise of warrants					5,000
Warrants issued		5,000			5,000
Common Stock [Member]
Exercise of warrants			5,000		5,000
Reverse recapitalization AlphaVest Public shares, shares	[1]						1,416,002
increase in additional paid-in capital	[1]
PIPE shares issued, shares	[1]						800,000
PIPE shares issued, value	[1]						$ 80
Shares issued	[1]						2,323,528
Shares issued for conversion	[1]						55,833
Increase to additional paid-in capital	[1]						$ 6
Shares outstanding		22,600,363	22,600,363	18,000,000	22,600,363	18,000,000	22,595,363	[1]	18,000,000	[1]	18,000,000	18,000,000	18,000,000
Additional Paid-in Capital [Member]
increase in additional paid-in capital							$ (50,699)
PIPE shares issued, value							7,999,920
Increase to additional paid-in capital							$ 558,320

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 1.